Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Equity
Note 10. Equity
Earnings Per Share
The following table presents earnings per share for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
Net (loss) income	$(757,887)	$1,476,096
Series A preferred stock dividend declared	(3,906)	(3,906)

Net (loss) income allocable to common stock	$(761,793)	$1,472,190

Weighted-average shares outstanding — basic and diluted	19,487,460	19,487,460
(Loss) earnings per share — basic and diluted	$(0.04)	$0.08

Preferred Stock Classes
Preferred Stock
The Company’s charter gives it authority to issue 50,000,000 shares of preferred stock, $0.01 par value per share (“Preferred Stock”). The Company’s board of directors may classify any unissued shares of Preferred Stock and reclassify any previously classified but unissued shares of Preferred Stock of any series from time to time, into one or more classes or series of stock. As of March 31, 2022 and December 31, 2021, there were no Preferred Stock issued or outstanding.
Series A Preferred Stock
On November 30, 2016, the Company’s board of directors classified and designated 125 shares of preferred stock as a separate class of preferred stock to be known as the 12.5% Series A Redeemable Cumulative Preferred Stock, $1,000 liquidation value per share (“Series A Preferred Stock”). In December 2016, the Company sold 125 shares of the Series A Preferred Stock for $125,000. The Series A Preferred Stock pays dividends at an annual rate of 12.5% of the liquidation preference. These dividends are cumulative and payable semi-annually in arrears on June 30 and December 31 of each year.
The Series A Preferred Stock, with respect to dividend rights and rights upon liquidation, dissolution or winding up of the Company, rank senior to common stock. The Company, at its option, may redeem the shares, with written notice, at a redemption price of $1,000 per share, plus any accrued unpaid distribution through the date of the redemption. The Series A Preferred Stock carries a redemption premium of $50 per share if redeemed prior to January 1, 2019. The Series A Preferred Stock generally has no voting rights. However, the Series A Preferred Stock holders’ voting is required if (i) authorization or issuance of any securities senior to the Series A Preferred Stock; (ii) an amendment to the Company’s charter that has a material adverse effect on the rights and preference of the Series A Preferred Stock; and (iii) any reclassification of the Series A Preferred Stock.
Common Stock
As of March 31, 2022, Terra JV held 87.4% of the issued and outstanding shares of the Company’s common stock with the remainder held by Terra Offshore REIT. As of March 31, 2022, Terra Fund 5 and Terra Secured Income Fund 7, LLC (“Terra Fund 7”) owned an 87.6% and 12.4% interest in Terra JV, respectively, and Terra Secured Income Fund 5 International and Terra Income Fund International owned a 51.6% and 48.4% interest in Terra Offshore REIT, respectively.
Distributions
The Company generally intends to distribute substantially all of its taxable income, which does not necessarily equal net income as calculated in accordance with U.S. GAAP, to its stockholders each year to comply with the REIT provisions of the Internal Revenue Code. All distributions will be made at the discretion of the Company’s board of directors and will depend upon its taxable income, financial condition, maintenance of REIT status, applicable law, and other factors as its board of directors deems relevant.
For the three months ended March 31, 2022 and 2021, the Company made distributions to Terra JV and Terra Offshore REIT totaling $3.9 million and $3.9 million, of which $2.9 million and $2.4 million were returns of capital, respectively. Additionally, for each of the three months ended March 31, 2022 and 2021, the Company made distributions to preferred stockholders of $3,906.

Note 11. Equity
Earnings Per Share
The following table presents earnings per share for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Net (loss) income	$(12,355,727)	$5,255,730
Series A preferred stock dividend declared	(15,624)	(15,624)

Net (loss) income allocable to common stock	$(12,371,351)	$5,240,106

Weighted-average shares outstanding — basic and diluted	19,487,460	18,813,066
(Loss) earnings per share — basic and diluted	$(0.63)	$0.28
Preferred Stock Classes
Preferred Stock
The Company’s charter gives it authority to issue 50,000,000 shares of preferred stock, $0.01 par value per share (“Preferred Stock”). The Company’s board of directors may classify any unissued shares of Preferred Stock and reclassify any previously classified but unissued shares of Preferred Stock of any series from time to time, into one or more classes or series of stock. As of December 31, 2021 and 2020, there were no Preferred Stock issued or outstanding.
Series A Preferred Stock
On November 30, 2016, the Company’s board of directors classified and designated 125 shares of preferred stock as a separate class of preferred stock to be known as the 12.5% Series A Redeemable Cumulative Preferred Stock, $1,000 liquidation value per share (“Series A Preferred Stock”). In December 2016, the Company sold 125 shares of the Series A Preferred Stock for $125,000. The Series A Preferred Stock pays dividends at an annual rate of 12.5% of the liquidation preference. These dividends are cumulative and payable semi-annually in arrears on June 30 and December 31 of each year.
The Series A Preferred Stock, with respect to dividend rights and rights upon liquidation, dissolution or winding up of the Company, rank senior to common stock. The Company, at its option, may redeem the shares, with written notice, at a redemption price of $1,000 per share, plus any accrued unpaid distribution through the date of the redemption. The Series A Preferred Stock carries a redemption premium of $50 per share if redeemed prior to January 1, 2019. The Series A Preferred Stock generally has no voting rights. However, the Series A Preferred Stock holders’ voting is required if (i) authorization or issuance of any securities senior to the Series A Preferred Stock; (ii) an amendment to the Company’s charter that has a material adverse effect on the rights and preference of the Series A Preferred Stock; and (iii) any reclassification of the Series A Preferred Stock.
Common Stock
As discussed in Note 3, on March 1, 2020, TPT2 merged with and into the Company with the Company continuing as the surviving corporation. In connection with the Merger, the Company issued 2,116,785.76 shares of common stock of the Company to Terra Fund 7, the sole stockholder of TPT2, as consideration in the Merger. In addition, on March 2, 2020, the Company issued 2,457,684.59 shares of common stock of the Company in exchange for the settlement of certain participation interests in loans held by the Company and cash. As described in Note 3, Terra Fund 7 contributed the shares of the Company’s common stock received as consideration in the Merger to Terra JV and became a co-managing
member of Terra JV pursuant to the JV

Agreement. The JV Agreement and related stockholders agreement between Terra JV and the Company, dated March 2, 2020, provide for the joint approval of Terra Fund 5 and Terra Fund 7 with respect to certain major decisions that are taken by Terra JV and the Company. As of December 31, 2021, Terra JV owns
87.4
% of the issued and outstanding shares of the Company’s common stock with the remainder held by Terra Offshore REIT, and Terra Fund 5 and Terra Fund 7 own an
87.6
% and
12.4
% interest, respectively, in Terra JV.
On September 30, 2019, the Company issued 212,691 shares of its common stock to Terra Offshore REIT at a price of $17.02 per share for total proceeds of $3.6 million. On April 29, 2020, the Company repurchased, at a price of $17.02 per share, the 212,691 shares it previously sold to Terra Offshore REIT (Note 8).
Distributions
The Company generally intends to distribute substantially all of its taxable income, which does not necessarily equal net income as calculated in accordance with U.S. GAAP, to its stockholders each year to comply with the REIT provisions of the Internal Revenue Code. All distributions will be made at the discretion of the Company’s board of directors and will depend upon its taxable income, financial condition, maintenance of REIT status, applicable law, and other factors as its board of directors deems relevant.
For the years ended December 31, 2021 and 2020, the Company made distributions to Terra 5, Terra JV and Terra Offshore REIT totaling $17.1 million and $21.2 million, respectively, of which $14.6 million and $16.0 million were returns of capital, respectively. Additionally, for each of the years ended December 31, 2021 and 2020, the Company made distributions to preferred stockholders of $15,624.
Distributions paid to stockholders consist of ordinary income, capital gains, return of capital or a combination thereof for income tax purposes. The following table presents distributions per share, declared and paid during the years ended December 31, 2021 and 2020, reported for federal tax purposes and serves as a designation of capital gain distributions, if applicable, pursuant to Section 857(b)(3)(C) of the Internal Revenue Code and Treasury Regulation §
1.857-6(e):

	Years Ended December 31,
	2021	2020
Ordinary income	$0.07	$0.48
Capital gain	0.06	—
Return of capital	0.75	0.68

	$0.88	$1.16